BALANCE SHEETS (Unaudited) - USD ($)	Jan. 31, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 11,556	$ 3		$ 106
Prepaid expenses and other assets (Note 6)	388,192
TOTAL ASSETS	399,748	3	0	106
CURRENT LIABILITIES
Accounts payable and accrued liabilities	79,184	37,151	39,754	14,827
Advances payable (Note 8)	295,000
Amount payable for BitReturn (Note 12)	350,000
Convertible debentures (Note 10)	12,161
Due to related parties (Note 7)	321,217	1,872	23,236	18,462
Loans payable (Note 9)	37,254	32,916	11,113	1,550
Total Current Liabilities	1,094,816	71,939	74,103	34,839
Loans payable (Note 9)		33,782
Total Liabilities	1,094,816	105,721	74,103
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 10,000,000 shares authorized, of which 10,000 shares designated as Series A, no shares issued and outstanding (Note 14)
Common stock, $0.0001 par value; 490,000,000 shares authorized; 161,250,000 and 83,000,000 shares issued and 158,050,000 and 83,000,000 shares outstanding as of January 31, 2018 and April 30, 2017, respectively (Note 14)	$ 15,805	$ 8,300	$ 8,000	8,000
Share subscriptions received		14,000
Shares issuable	760,832	14,000
Additional paid-in capital	$ 9,627,699	$ 74,559	$ 38,500	38,500
Accumulated deficit	(11,099,404)	(202,577)	(120,603)	(81,233)
Total Stockholders' Deficit	(695,068)	(105,718)	(74,103)	(34,733)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 399,748	$ 3	$ 0	$ 106